Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Difference in tax basis of assets and liabilities	$ 365.6
Property lease term	90 years